Debt (Debt amounts outstanding) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Debt outstanding	$ 3,381.1	$ 3,487.1
Total external and related party debt	3,405.8	3,647.4
Line of Credit
Debt Instrument [Line Items]
Total related party debt	24.7	160.3
Term Loan B | Line of Credit
Debt Instrument [Line Items]
Debt outstanding	2,836.9	2,865.7
West Vela Facility | Line of Credit
Debt Instrument [Line Items]
Debt outstanding	255.3	342.4
West Polaris Facility | Line of Credit
Debt Instrument [Line Items]
Debt outstanding	205.6	279.0
Tender Rig Facility | Line of Credit
Debt Instrument [Line Items]
Debt outstanding	83.3	0.0
Total related party debt	0.0	119.1
West Vencedor Facility | Line of Credit
Debt Instrument [Line Items]
Total related party debt	$ 24.7	$ 41.2